Income tax expense Taxation in the consolidated statements of profit or loss represents (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax
Origination and reversal of temporary differences	$ 2,530,047	$ (1,957,229)	$ (684,740)
Actual tax credit	3,732,744	(1,937,558)	(677,474)
Hong Kong
Current tax - Overseas
Provision for the year	1,164,222		7,266
Deferred tax
Actual tax credit		0	$ 0
Overseas
Current tax - Overseas
Provision for the year	$ 38,475	$ 19,671